Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Value of Initial Fixed $100 Investment Based On Peer Group Total Shareholder Return(6)	Net (Loss) Income (in thousands)
2023	$925,000	$925,000	$518,000	$518,000	$170	$141	$(62,800)
2022	$1,100,000	$1,100,000	$624,000	$624,000	$178	$136	$(105,032)
2021	$1,000,000	$31,000	$646,000	$274,000	$170	$158	$179,026

(1)
During fiscal years 2023, 2022 and 2021, the PEO was Linda Powers. During fiscal years 2023 and 2022, the non-PEO NEOs were Leslie Goldman, Marnix Bosch, Ph.D. and Alton Boynton, Ph.D. During fiscal year 2021, the non-PEO NEOs were Mr. Goldman and Dr. Bosch.

(2)
The dollar amounts reported are the amounts of total compensation reported for Ms. Powers and the average total compensation reported for Non-PEO Named Executive Officers for the applicable fiscal year in the “Total” column of the Summary Compensation Table (SCT).

(3)
The following table sets forth the adjustments made to the SCT total for each year represented in the pay versus performance table to arrive at “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K:
SCT Total to CAP Reconciliation	2023	2022	2021
SCT Total for PEO	$925,000	$1,100,000	$1,000,000
(Less): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	—	—	—
Outstanding and unvested awards:
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	—	—	—
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	—	—	—
Awards granted and vesting in the same year:
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—
Awards vesting in current fiscal year but granted in a prior fiscal year:
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	—	—	(969,000)
Compensation Actually Paid to PEO	$925,000	$1,100,000	$31,000

(4)
The following table sets forth the adjustments made to the SCT total for each year represented in the pay versus performance table to arrive at “compensation actually paid” to our non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K:

SCT Total to CAP Reconciliation	2023	2022	2021
Average SCT Total for Non-PEO NEOs	$518,000	$624,000	$646,000
(Less): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	—	—	—
Outstanding and unvested awards:
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	—	—	—
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	—	—	—
Awards granted and vesting in the same year:
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—
Awards vesting in current fiscal year but granted in a prior fiscal year:
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	—	—	(372,000)
Compensation Actually Paid to Non-PEO NEOs	$518,000	$624,000	$274,000
(5)
The amounts reported represent the Total Shareholder Return (“TSR”) for each applicable year calculated based on a fixed investment of $100 in the Company for the period starting December 31, 2020, through the end of the listed year on the same cumulative basis as is used in Item 201(e) of Regulation S-K. Historical stock performance is not necessarily indicative of future stock performance.

(6)
The Peer Group TSR used for this calculation is based on the NASDAQ Biotechnology index, which we also use for purposes of our stock performance graph in our most recent annual report on Form 10-K for the fiscal year ended December 31, 2023. The peer group TSR is calculated using the same methodology as describe in footnote 5 above, with the returns of each component company of this group weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated.

Named Executive Officers, Footnote
(1)
During fiscal years 2023, 2022 and 2021, the PEO was Linda Powers. During fiscal years 2023 and 2022, the non-PEO NEOs were Leslie Goldman, Marnix Bosch, Ph.D. and Alton Boynton, Ph.D. During fiscal year 2021, the non-PEO NEOs were Mr. Goldman and Dr. Bosch.

Peer Group Issuers, Footnote
(6)
The Peer Group TSR used for this calculation is based on the NASDAQ Biotechnology index, which we also use for purposes of our stock performance graph in our most recent annual report on Form 10-K for the fiscal year ended December 31, 2023. The peer group TSR is calculated using the same methodology as describe in footnote 5 above, with the returns of each component company of this group weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 925,000	$ 1,100,000	$ 1,000,000
PEO Actually Paid Compensation Amount	$ 925,000	1,100,000	31,000
Adjustment To PEO Compensation, Footnote
(3)
The following table sets forth the adjustments made to the SCT total for each year represented in the pay versus performance table to arrive at “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K:
SCT Total to CAP Reconciliation	2023	2022	2021
SCT Total for PEO	$925,000	$1,100,000	$1,000,000
(Less): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	—	—	—
Outstanding and unvested awards:
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	—	—	—
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	—	—	—
Awards granted and vesting in the same year:
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—
Awards vesting in current fiscal year but granted in a prior fiscal year:
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	—	—	(969,000)
Compensation Actually Paid to PEO	$925,000	$1,100,000	$31,000

Non-PEO NEO Average Total Compensation Amount	$ 518,000	624,000	646,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 518,000	624,000	274,000
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following table sets forth the adjustments made to the SCT total for each year represented in the pay versus performance table to arrive at “compensation actually paid” to our non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K:

SCT Total to CAP Reconciliation	2023	2022	2021
Average SCT Total for Non-PEO NEOs	$518,000	$624,000	$646,000
(Less): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	—	—	—
Outstanding and unvested awards:
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	—	—	—
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	—	—	—
Awards granted and vesting in the same year:
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—
Awards vesting in current fiscal year but granted in a prior fiscal year:
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	—	—	(372,000)
Compensation Actually Paid to Non-PEO NEOs	$518,000	$624,000	$274,000

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 170	178	170
Peer Group Total Shareholder Return Amount	141	136	158
Net Income (Loss)	$ (62,800,000)	(105,032,000)	179,026,000
PEO Name	Linda Powers
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(969,000)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (372,000)